OTTI Losses on Available for Sale Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Dividends On Certain Equity Securities	$ 56		$ 53		$ 49
Total OTTI losses	7		2		113
Portion of losses recognized in OCI (before taxes)	1		0		93
Net impairment losses recognized in earnings	6		2		20
Mortgage-backed Securities, Issued by Private Enterprises
Total OTTI losses	7		2		112
Portion of losses recognized in OCI (before taxes)	1	[1]	0	[1]	93	[1]
Net impairment losses recognized in earnings	6		2		19
Corporate Debt Securities [Member]
Total OTTI losses					1
Portion of losses recognized in OCI (before taxes)					0	[1]
Net impairment losses recognized in earnings					1
Other Than Temporarily Impaired Securities [Member] | Mortgage-backed Securities, Issued by Private Enterprises
Available for sale securities, fair market value	$ 167		$ 1		$ 311

[1]	The initial OTTI amount represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, amount represents additional declines in the fair value subsequent to the previously recorded OTTI, if applicable, until such time the security is no longer in an unrealized loss position.